Schedule of term credit balance (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Transaction costs	$ 40,584,000
Long term credit [member]
IfrsStatementLineItems [Line Items]
Balance	9,681,867
Advances		10,000,000
Transaction costs	(241,872)	(325,183)
Accretion	97,586	7,050
Repayments	(2,588,238)
Loss on derecognition of long-term debt		482,282
Long-term debt	17,431,625	$ 9,681,867
Current portion of long-term debt	17,431,625
Long-term debt